Land use rights, net	12 Months Ended
Dec. 31, 2025
Land use rights, net
Land use rights, net

14.  Land use rights, net

Land use rights consist of the following:

	December 31,
	2024	2025
	US$	US$

Gross carrying amount	368,942	377,319
Less: accumulated amortization	(65,827)	(75,929)

Land use rights, net	303,115	301,390

Amortization expense for the years ended December 31, 2023, 2024 and 2025 were US$8,473, US$8,397 and US$8,486, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of land use rights
US$

2026	8,463
2027	8,463
2028	8,463
2029	8,463
2030	8,463